Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Interest-earning deposits	$ 105,292	$ 50,771
Available-for-sale Securities, Amortized Cost	1,443,529	1,009,142
Held-to-maturity securities, fair value	2,434,392	1,913,454
Loans receivable, allowance for loan losses	$ 15,465	$ 14,892
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares outstanding	167,498,133	73,992,678
Common stock, shares issued	167,498,133	167,498,133
Treasury stock, shares	0	17,519,609